UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6578
The Glenmede Portfolios
(Exact name of registrant as specified in charter)
200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)
Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments. –  The schedules of  investments for the period ended January 31, 2005 are filed herewith

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS + — 101.2%
Pennsylvania — 98.8%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C 55, (MBIA Insured), 5.375%, 11/1/14	$112,467
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured), 5.30%, 4/1/08	214,286
	Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library of Pittsburgh, (AMBAC Insured):
205,000	4.25%, 6/1/09	216,898
215,000	4.25%, 12/1/09	228,096
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30%, 3/1/10	331,665
375,000	Dauphin County, PA, General Authority Hospital Revenue, (FGIC Insured), 6.125%, 7/1/10	413,505
125,000	Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2012 @ $100 (AMBAC Insured), 5.30%, 6/1/26	126,150
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25%, 1/1/12	821,197
	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity:
140,000	6.00%, 1/15/10	153,868
120,000	6.50%, 1/15/11	135,172
500,000	Delaware River Port Authority, PA and NJ, Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	559,815
700,000	Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series A, 5.25%, 1/1/09	765,632
100,000	Delaware River Port Authority, PA and NJ, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	109,376

	Downington, PA, Area School District, General Obligation Unlimited:
$300,000	5.50%, 2/1/10	$335,631
500,000	5.25%, 4/1/14	553,920
500,000	4.90%, 4/1/16	537,985
390,000	Geisinger Authority, PA, Health System, Refunding, 5.00%, 8/15/08	415,190
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), 5.50%, 5/15/11	226,712
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90%, 9/1/09	107,606
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00%, 10/1/09	308,400
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00%, 4/1/12	33,028
420,000	Lebanon County, PA, Series B, General Obligation Unlimited, Refunding, (FGIC Insured), 4.00%, 10/15/09	440,643
500,000	Lower Merion Township, PA, School District, General Obligation Unlimited, (State Aid Withholding), Prerefunded 5/15/08 @ 100, 5.125%, 5/15/13	539,120
350,000	Lycoming County, PA, Authority College Revenue, (MBIA Insured), 4.90%, 7/1/09	371,458
315,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20%, 11/1/13	357,556
500,000	Northampton County, PA, General Obligation Unlimited, 5.00%, 8/15/13	541,140
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25%, 11/15/09	470,037
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60%, 11/15/10	341,250
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00%, 7/1/09	232,261

$250,000	Pennsylvania State, 4.00%, 9/1/10	$262,667
220,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, College of Pharmacy, (MBIA Insured), 5.25%, 11/1/09	227,907
250,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, University of Pennsylvania, 5.60%, 9/1/10	254,845
75,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenues, University of Pennsylvania, Series A, 5.80%, 9/1/12	76,544
370,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, (MBIA Insured), First Series, 4.00%, 7/15/09	387,904
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00%, 8/15/10	547,150
435,000	Pennsylvania State Higher Educational Facilties Authority Revenue, University of Pennsylvania Health Services, Series A, (MBIA Insured), 5.375%, 1/15/15	468,299
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured):
145,000	5.25%, 12/1/13	159,207
60,000	5.25%, 12/1/14	65,764
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured):
105,000	5.25%, 12/1/13	114,867
40,000	5.25%, 12/1/14	43,759
250,000	Pennsylvania State University, College & University Revenues, Series A, (General Obligation of University), 5.00%, 8/15/13	269,135
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured), 5.125%, 9/15/11	293,109
150,000	Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue Refunding, (AMBAC Insured), 4.00%, 10/15/09	157,704

$125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25%, 10/1/10	$138,245
150,000	Pennsylvania Township, PA, Westmoreland County, General Obligation Unlimited, (FGIC Insured), 4.15%, 10/1/09	153,221
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured):
400,000	5.00%, 9/15/11	439,240
500,000	5.25%, 9/15/13	551,940
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25%, 5/15/09	543,695
250,000	Pittsburgh, PA, General Obligation Unlimited, Series B, (FGIC Insured), 5.125%, 3/1/09	254,058
	Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D:
255,000	5.75%, 10/1/07	266,748
150,000	6.20%, 4/1/11	156,369
155,000	6.20%, 10/1/11	161,508
90,000	Pittsburgh, PA, Urban Redevelopment Authority Revenue, 4.90%, 8/1/05	90,901
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed), 5.00%, 9/1/12	375,291
100,000	Radnor Township, PA, General Obligation Unlimited, 4.00%, 12/15/10	104,434
235,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20%, 1/15/13	265,508
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, 4.85%, 7/1/11	265,008
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50%, 9/1/10	105,103
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured), 5.45%, 3/1/11	430,656

$250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), 5.25%, 2/1/12		$277,230
500,000	Swarthmore Boro Authority, PA, College Revenue, 4.50%, 9/15/10		538,225
400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured), 5.50%, 6/1/09		433,708
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding), 5.00%, 5/15/09		131,591
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25%, 4/1/14		211,046
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50%, 5/1/15		280,520
			19,503,170
Puerto Rico — 2.4%
	Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Inter American University of Puerto Rico Project, (MBIA Insured):
190,000	4.25%, 10/1/10		202,643
250,000	4.25%, 10/1/11		266,800
			469,443
	TOTAL MUNICIPAL BONDS
	(Cost $19,368,351)		19,972,613

TOTAL INVESTMENTS
(Cost $19,368,351) (1)		101.2%	$19,972,613
LIABILITIES IN EXCESS OF OTHER ASSETS		(1.2)	(239,910)
NET ASSETS		100.0%	$19,732,703

+	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $19,368,351.

Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2005 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS + — 98.4%
New Jersey — 94.0%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured), 5.55%, 2/1/07	$106,222
250,000	Avalon Boro, NJ, General Obligation Unlimited, (FGIC Insured), 4.00%, 8/1/09	262,925
	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A:
200,000	5.125%, 12/15/11	211,444
150,000	5.125%, 12/15/12	158,583
255,000	Berlin Township, NJ, General Obligation Unlimited, (MBIA Insured), 4.00%, 1/1/09	267,431
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured), 5.00%, 8/15/12	384,045
550,000	Casino Reinvestment Development Authority, NJ, Parking Fee Revenue, (FSA Insured), Series A, 5.25%, 10/1/10	586,415
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, Prerefunded 7/15/09 @ 100, 5.125%, 7/15/10	164,346
100,000	Delaware River & Bay Authority, Public Improvements Revenue, Series A, 5.10%, 1/1/08	106,773
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	164,064
1,000,000	Delaware River Port Authority, Pennsylvania & New Jersey, Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	1,119,630
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
190,000	5.625%, 1/15/09	202,694
200,000	6.00%, 1/15/10	219,812
115,000	6.50%, 1/15/11	129,539

$100,000	Gloucester County, NJ, Improvement Authority, Revenue, County Library Lease Project, 5.20%, 12/15/05	$100,716
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00%, 2/1/14	272,565
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 8/15/12	218,032
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured), 5.00%, 3/1/13	258,594
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), 5.00%, 2/1/09	217,164
150,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Government Leasing, (County Guaranteed), Series A, 5.40%, 12/1/05	150,358
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20%, 9/15/08	108,237
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed), 5.45%, 9/15/11	153,188
100,000	Monmouth County, New Jersey, Series A, 5.25%, 12/1/16	112,587
	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
250,000	5.00%, 12/1/12	273,302
375,000	5.20%, 12/1/14	414,037
100,000	Morris County, NJ, General Improvement, General Obligation Unlimited, 4.625%, 8/15/08	105,119
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured), 5.00%, 12/1/13	86,686
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00%, 12/1/13	21,505

$500,000	New Jersey Building Authority State Building Revenue, 5.00%, 6/15/13	$532,990
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding, 5.125%, 9/1/14	543,830
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A, 5.00%, 3/1/10	272,837
125,000	New Jersey State Economic Development Authority, Burlington Coat Factory Project, Revenue Refunding, 5.60%, 9/1/05	127,220
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured), 5.20%, 10/15/08	108,466
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, 5.00%, 6/15/16	221,860
100,000	New Jersey State Educational Facilities Authority Revenue, Institutional Advanced Studies, Series F, 5.00%, 7/1/09	107,287
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, 5.00%, 9/1/14	327,195
	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (AMBAC Insured), Series A:
850,000	5.125%, 9/1/07	880,880
100,000	5.125%, 9/1/08	103,633
150,000	5.125%, 9/1/09	155,450
400,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Allegany Health Project, (MBIA Insured), Escrowed to Maturity, 4.80%, 7/1/05	403,372
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00%, 7/1/09	211,982

	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
$450,000	5.55%, 11/1/09	$475,565
250,000	5.75%, 11/1/11	270,928
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P, 5.05%, 4/1/07	156,123
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100, 5.00%, 6/15/13	141,605
165,000	New Jersey State Transportation Trust Fund Authority, Transportation System, (MBIA Insured), Series A, 4.75%, 12/15/07	175,232
	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A:
180,000	5.75%, 1/1/18	203,168
70,000	5.75%, 1/1/18	77,992
250,000	New Jersey State, Certificates of Participation, Escrowed to Maturity, 5.00%, 6/15/11	276,278
100,000	New Jersey State, Revenue Refunding, Seires J, 5.00%, 7/15/08	107,597
190,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Prerefunded, 9/1/05 @ 102, 5.25%, 9/1/13	197,216
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Unrefunded Balance, 5.25%, 9/1/13	10,368
	Ocean County, NJ, General Obligation Unlimited, Refunding, Series B:
250,000	4.875%, 12/15/09	266,785
200,000	4.50%, 8/1/10	215,970
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, 5.00%, 1/1/12	851,504
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority), 5.125%, 1/1/11	346,678
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25%, 6/1/15	222,046

	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured):
$250,000	5.15%, 5/1/12		$271,150
100,000	5.15%, 5/1/13		108,460
500,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited, 5.20%, 10/1/08		544,620
400,000	South Jersey Transportation Authority, NJ, Transportation System, Revenue, (FSA Insured), 4.00%, 11/1/09		420,288
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35%, 3/15/10		167,220
500,000	West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured), 5.20%, 3/1/11		524,560
350,000	Western Monmouth, NJ, Utilities Authority, Revenue, (AMBAC Insured), Series A, 5.25%, 2/1/09		357,781
			16,962,149
Puerto Rico — 4.4%
500,000	Puerto Rico Commonwealth Infrastructure Funding Authority, Revenue, Series A, (AMBAC Insured), 5.00%, 7/1/14		536,220
250,000	Puerto Rico, Commonwealth Appropration, Revenue, Series A, (MBIA Insured), (LOC: Government Development Bank for Puerto Rico), Mandatory Put, 2/1/12 @ 100, 4.10%, 8/1/29		260,503
			796,723
	TOTAL MUNICIPAL BONDS
	(Cost $17,033,381)		17,758,872

TOTAL INVESTMENTS
(Cost $17,033,381) (1)		98.4%	$17,758,872
OTHER ASSETS IN EXCESS OF LIABILITIES		1.6	289,946
NET ASSETS		100.0%	$18,048,818

+	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $17,033,656.

Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of January 31, 2005, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the “Portfolios”).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.  Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost.  Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

On January 31, 2005, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$625,306	$21,044	$604,262
New Jersey Muni Portfolio	747,094	21,878	725,216

3. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c)), are effective based on her evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE PORTFOLIOS

By (Signature and Title)*	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	March 25, 2005

*Print the name and title of each signing officer under his or her signature.